Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 6.9%
DSV PANALPINA A/S	60,202	$9,525,896

Banks — 5.6%
Danske Bank A/S(a)	244,471	4,040,794
Jyske Bank A/S, Registered(a)(b)	29,124	1,098,030
Ringkjoebing Landbobank A/S	13,325	1,158,509
Spar Nord Bank A/S(a)	65,393	645,260
Sydbank A/S(a)	37,479	779,395

		7,721,988

Beverages — 5.3%
Carlsberg AS, Class B	35,795	5,340,631
Royal Unibrew A/S	19,065	1,998,876

		7,339,507

Biotechnology — 5.8%
Bavarian Nordic A/S(a)(b)	29,437	885,593
Genmab A/S(a)	16,543	6,364,635
Zealand Pharma A/S(a)(b)	18,452	706,944

		7,957,172

Building Products — 1.0%
ROCKWOOL International A/S, Class B	3,703	1,356,824

Chemicals — 5.7%
Chr Hansen Holding A/S(a)	37,524	3,645,964
Novozymes A/S, Class B	73,441	4,212,309

		7,858,273

Commercial Services & Supplies — 1.0%
ISS A/S(a)	71,455	1,309,673

Construction & Engineering — 0.4%
Per Aarsleff Holding A/S	13,261	566,883

Containers & Packaging — 0.2%
Brodrene Hartmann AS(a)	2,760	235,970

Electric Utilities — 7.2%
Orsted A/S(c)	54,928	9,921,908

Electrical Equipment — 9.2%
NKT A/S(a)(b)	20,417	754,010
Vestas Wind Systems A/S	57,984	11,885,672

		12,639,682

Energy Equipment & Services — 0.4%
Drilling Co. of 1972 A/S (The)(a)(b)	21,091	608,072

Food Products — 0.5%
Schouw & Co. A/S	7,553	736,789

Health Care Equipment & Supplies — 9.9%
Ambu A/S, Series B	63,220	2,124,436
Coloplast A/S, Class B	40,091	6,002,214
Demant A/S(a)	46,010	1,737,621
GN Store Nord A/S	46,322	3,781,692

		13,645,963

Health Care Technology — 0.2%
NNIT A/S(c)	16,392	304,526

Insurance — 2.5%
Alm Brand A/S(a)	51,498	609,948
Topdanmark A/S	22,016	936,896

Security	Shares	Value

Insurance (continued)
Tryg A/S	63,253	$1,838,886

		3,385,730

Life Sciences Tools & Services — 0.5%
Chemometec A/S	9,246	667,168

Machinery — 1.0%
FLSmidth & Co. A/S(a)	23,825	794,103
Nilfisk Holding A/S(a)	28,816	620,545

		1,414,648

Marine — 5.9%
AP Moller - Maersk A/S, Class A	1,209	2,296,566
AP Moller - Maersk A/S, Class B, NVS	2,163	4,426,807
D/S Norden A/S	29,393	521,492
Dfds A/S(a)	19,860	861,744

		8,106,609

Oil, Gas & Consumable Fuels — 0.2%
TORM PLC(b)	39,250	280,064

Pharmaceuticals — 23.4%
ALK-Abello A/S(a)	3,094	1,097,879
H Lundbeck A/S	32,924	1,009,811
Novo Nordisk A/S, Class B	445,273	30,033,118

		32,140,808

Software — 2.7%
Netcompany Group A/S(a)(c)	17,474	1,623,137
SimCorp A/S	15,874	2,089,322

		3,712,459

Specialty Retail — 0.4%
Matas A/S(a)	40,322	523,587

Textiles, Apparel & Luxury Goods — 2.7%
Pandora A/S	37,631	3,779,731

Tobacco — 0.5%
Scandinavian Tobacco Group A/S(c)	41,779	643,890

Total Common Stocks — 99.1% (Cost: $124,323,915)		136,383,820

Rights

Electrical Equipment — 0.1%
NKT AS, (Expires 12/04/20)(a)(b)	21,348	137,231

Total Rights — 0.1% (Cost: $0)		137,231

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	3,636,883	3,639,065

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	74,000	$74,000

		3,713,065

Total Short-Term Investments — 2.7% (Cost: $3,713,594)		3,713,065

Total Investments in Securities — 101.9% (Cost: $128,037,509)		140,234,116

Other Assets, Less Liabilities — (1.9)%		(2,628,139)

Net Assets — 100.0%		$137,605,977

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$624,875	$3,014,934	(a)	$—	$(271)	$(473)	$3,639,065	3,636,883	$2,457	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	40,000	(a)	—	—	—	74,000	74,000	15		—

					$(271)	$(473)	$3,713,065		$2,472		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts OMX COP 25	38	12/18/20	$973	$10,491

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Denmark ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$136,383,820	$—	$—	$136,383,820
Rights	137,231	—	—	137,231
Money Market Funds	3,713,065	—	—	3,713,065

	$140,234,116	$—	$—	$140,234,116

Derivative financial instruments(a)
Assets
Futures Contracts	$10,491	$—	$—	$10,491

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Portfolio Abbreviations - Fixed Income

COP	Certificates of Participation

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